Intangible assets, net - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Intangible assets, net.
Amortization expenses	¥ 75,650,610	$ 10,968,307	¥ 70,456,937	¥ 89,790,156